Property & Equipment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 89,207	$ 8,504	$ 8,582